Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Impairment of Equity method investment	$ 0	$ 2,000,000	$ 0
Impairment of goodwill	$ 0	$ 0	$ 0
Minimum | Other investees
Summary of Significant Accounting Policies
Equity method investment, percentage of ownership	20.00%
Maximum | Other investees
Summary of Significant Accounting Policies
Equity method investment, percentage of ownership	50.00%
Capitalized software for internal use | Minimum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	2 years 6 months
Capitalized software for internal use | Maximum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	7 years
Computer equipment | Minimum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	3 years
Computer equipment | Maximum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	5 years
Leasehold improvements | Minimum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	5 years
Leasehold improvements | Maximum
Summary of Significant Accounting Policies
Property, plant and equipment useful life	10 years
Furniture, fixtures and other equipment
Summary of Significant Accounting Policies
Property, plant and equipment useful life	7 years